Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	€ 98,714
Depreciation charge	(17,206)	€ (17,247)	€ (18,428)
Property, plant and equipment at ending period	146,479	98,714
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	183,361	182,151
Additions	87,024	2,187
Disposals		(7,719)
Transferred	(36,395)
Foreign exchange translation	(11,089)	6,742
Property, plant and equipment at ending period	222,901	183,361	182,151
Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(84,647)	(71,517)
Depreciation charge	(17,206)	(17,247)
Impairment charge	(7,508)
Impairment reversal	2,225
Disposals		6,885
Transferred	25,724
Foreign exchange translation	4,990	(2,768)
Property, plant and equipment at ending period	(76,422)	(84,647)	(71,517)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	12,003
Property, plant and equipment at ending period	11,037	12,003
Plant and machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	21,933	27,436
Additions	996	299
Disposals		(5,995)
Transferred	(162)	66
Foreign exchange translation	(2)	127
Property, plant and equipment at ending period	22,765	21,933	27,436
Plant and machinery [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(9,930)	(12,784)
Depreciation charge	(2,325)	(2,330)
Impairment reversal	16
Disposals		5,296
Transferred	529
Foreign exchange translation	(18)	(112)
Property, plant and equipment at ending period	(11,728)	(9,930)	(12,784)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	3,786
Property, plant and equipment at ending period	7,465	3,786
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	10,976	11,420
Additions	5,704	951
Disposals		(1,635)
Transferred	(1,311)	(66)
Foreign exchange translation	(517)	306
Property, plant and equipment at ending period	14,852	10,976	11,420
Other equipment [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(7,190)	(7,175)
Depreciation charge	(1,301)	(1,322)
Impairment charge	(196)
Impairment reversal	201
Disposals		1,501
Transferred	731
Foreign exchange translation	368	(194)
Property, plant and equipment at ending period	(7,387)	(7,190)	(7,175)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	7,513
Property, plant and equipment at ending period	6,882	7,513
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	20,298	19,375
Additions	1,678	76
Transferred	(13,658)
Foreign exchange translation	(1,271)	847
Property, plant and equipment at ending period	7,047	20,298	19,375
Leasehold improvements [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(12,785)	(10,946)
Depreciation charge	(1,230)	(1,283)
Impairment charge	(618)
Impairment reversal	2,008
Transferred	11,667
Foreign exchange translation	793	(556)
Property, plant and equipment at ending period	(165)	(12,785)	(10,946)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	75,412
Property, plant and equipment at ending period	121,095	75,412
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	130,154	123,920
Additions	78,646	861
Disposals		(89)
Transferred	(21,264)
Foreign exchange translation	(9,299)	5,462
Property, plant and equipment at ending period	178,237	130,154	123,920
Right-of-use assets [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(54,742)	(40,612)
Depreciation charge	(12,350)	(12,312)
Impairment charge	(6,694)
Disposals		88
Transferred	12,797
Foreign exchange translation	3,847	(1,906)
Property, plant and equipment at ending period	€ (57,142)	€ (54,742)	€ (40,612)